TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation ("USO") charges	Rp 2,484	Rp 2,631
Purchases of equipment, materials, and services	340	382
Payables to other telecommunication providers	234	248
Sub-total	3,058	3,261
Third parties
Purchases of equipments, materials and services	10,003	9,725
Payables to other telecommunication providers	3,123	2,350
Sub-total	13,126	12,075
Total	Rp 16,184	Rp 15,336